GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.1 - Schedule 3

Redacted ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	Fitch Compliance Grade	DBRS Compliance Grade
391002238	2	[2] GFE Missing [2] Initial TIL Missing					B	B
391002237	1						A	A
391002235	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B
391002229	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing Broker Agreement / Mortgage Loan Origination Agreement
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
							B	B
391002228	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Notice of Choice of Insurance Agent Disclosure
[2]   State - Missing Title Insurance Disclsoure
[2]   State - Missing Tangible Net Benefit Disclosure
[2]   State - Missing Notice Regarding Nonrefundability of Loan Fees
[2]   State - Missing Application Disclosure
[2]   State - Missing Appraisal Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							B	B
391002227	3	[3] HUD-1 Incomplete
[3]   ROR Incomplete
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   Initial TIL Date not within 3 days of Initial Application Date
			Final HUD is incomplete due to not being signed by the borrower or stamped by settlement agent. ROR is incomplete due to missing borrowers signatures.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR HUD Deficiency	D	D
391002225	3	[3] Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Commitment Letter
[2]   State - Missing Lock In Disclosure
[2]   State - Missing Virginia Insurance Disclosure
[2]   Initial TIL Missing
Finance charges under disclosed by $90 which exceeds the $35 tolerance for refinance transactions. TIL itemization disclosed an origination fee of $3405 as a prepaid finance charge, however the HUD reflects an origination fee of $3495.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B
391002220	3	[3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements.
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Lock In Agreement
[2]   State - Missing Initial Tax Authorization Notice
[2]   State - Missing Commitment Letter
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B
391001760	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing					B	B
391001567	1						A	A
391001566	2	[2] State - Missing Broker Agreement [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B
391001424	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial TIL Missing
							B	B